JPMorgan Mid Cap Equity Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.3%
Aerospace & Defense — 2.8%
Axon Enterprise, Inc. *	31	13,307
BWX Technologies, Inc.	74	15,022
FTAI Aviation Ltd.	80	19,630
HEICO Corp., Class A	95	20,084
Howmet Aerospace, Inc.	239	55,099
Rocket Lab Corp. *	155	9,943
Woodward, Inc.	64	22,923
		156,008
Automobiles — 0.1%
Thor Industries, Inc.	95	7,625
Banks — 2.0%
First Citizens BancShares, Inc., Class A	33	62,271
M&T Bank Corp.	235	48,626
		110,897
Beverages — 0.7%
Keurig Dr Pepper, Inc.	1,437	37,833
Biotechnology — 2.9%
Alkermes plc *	248	8,764
Alnylam Pharmaceuticals, Inc. *	98	32,370
Bridgebio Pharma, Inc. *	46	3,427
Caris Life Sciences, Inc. *	236	4,220
Disc Medicine, Inc. *	54	3,442
Insmed, Inc. *	216	35,372
Ionis Pharmaceuticals, Inc. * (a)	113	8,454
Natera, Inc. *	118	23,584
Neurocrine Biosciences, Inc. *	168	22,197
Nuvalent, Inc., Class A *	85	8,686
Rhythm Pharmaceuticals, Inc. *	83	7,249
uniQure NV (Netherlands) *	79	1,286
Xenon Pharmaceuticals, Inc. (Canada) *	59	3,457
		162,508
Broadline Retail — 0.1%
Coupang, Inc. (South Korea) *	329	6,210
Building Products — 1.2%
Carlisle Cos., Inc.	25	8,434
Masco Corp.	475	28,661
Owens Corning	222	24,073
Trane Technologies plc	21	8,572
		69,740
Capital Markets — 4.8%
Ameriprise Financial, Inc.	142	63,243
Ares Management Corp., Class A	27	2,959
Bank of New York Mellon Corp. (The)	80	9,493
Interactive Brokers Group, Inc., Class A	76	5,093

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
LPL Financial Holdings, Inc.	29	8,774
MSCI, Inc.	41	21,997
Raymond James Financial, Inc.	546	79,008
Robinhood Markets, Inc., Class A *	151	10,426
State Street Corp.	444	56,204
Tradeweb Markets, Inc., Class A	75	8,828
		266,025
Chemicals — 1.6%
DuPont de Nemours, Inc.	446	20,427
LyondellBasell Industries NV, Class A	303	24,449
RPM International, Inc.	424	42,111
		86,987
Commercial Services & Supplies — 1.1%
Rollins, Inc.	245	13,105
Veralto Corp.	540	47,707
		60,812
Communications Equipment — 0.3%
Ciena Corp. *	38	14,717
Construction & Engineering — 1.5%
Comfort Systems USA, Inc.	29	40,698
Quanta Services, Inc.	84	46,107
		86,805
Construction Materials — 0.8%
James Hardie Industries plc, ADR *	382	7,242
Martin Marietta Materials, Inc.	60	35,314
		42,556
Consumer Finance — 0.1%
Figure Technology Solutions, Inc., Class A * (a)	142	4,812
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	2,859	48,717
Casey's General Stores, Inc.	23	17,137
Performance Food Group Co. *	184	15,742
US Foods Holding Corp. *	237	21,859
		103,455
Containers & Packaging — 3.0%
Ball Corp.	513	30,285
Crown Holdings, Inc.	258	25,878
International Paper Co.	698	24,919
Packaging Corp. of America	148	31,388
Silgan Holdings, Inc.	1,438	55,805
		168,275
Distributors — 0.6%
Genuine Parts Co.	340	35,954

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	71	5,801
Electric Utilities — 2.1%
PG&E Corp.	2,433	42,747
Xcel Energy, Inc.	969	76,972
		119,719
Electrical Equipment — 4.0%
Acuity, Inc.	150	42,142
AMETEK, Inc.	353	75,602
Hubbell, Inc.	110	54,101
Vertiv Holdings Co., Class A	213	53,401
		225,246
Electronic Equipment, Instruments & Components — 3.7%
CDW Corp.	391	47,318
Fabrinet (Thailand) *	27	14,020
Jabil, Inc.	167	44,280
Teledyne Technologies, Inc. *	102	62,003
Zebra Technologies Corp., Class A *	183	38,322
		205,943
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A	659	40,231
TechnipFMC plc (United Kingdom)	152	10,485
		50,716
Entertainment — 1.3%
Live Nation Entertainment, Inc. *	145	22,058
ROBLOX Corp., Class A *	295	16,681
Take-Two Interactive Software, Inc. *	99	19,528
Warner Music Group Corp., Class A	493	12,606
		70,873
Financial Services — 2.3%
Affirm Holdings, Inc., Class A *	53	2,421
Fidelity National Information Services, Inc.	1,591	74,641
MGIC Investment Corp.	1,527	40,074
Rocket Cos., Inc., Class A *	675	9,621
		126,757
Food Products — 1.1%
Hershey Co. (The)	153	31,873
Post Holdings, Inc. *	322	31,832
		63,705
Ground Transportation — 0.7%
JB Hunt Transport Services, Inc.	180	38,177
Health Care Equipment & Supplies — 2.7%
Dexcom, Inc. *	249	15,630
GE HealthCare Technologies, Inc.	949	67,573

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Globus Medical, Inc., Class A *	512	44,084
IDEXX Laboratories, Inc. *	33	18,771
IRhythm Holdings, Inc. *	31	3,691
Penumbra, Inc. *	11	3,507
		153,256
Health Care Providers & Services — 4.4%
Cencora, Inc.	289	90,842
Chemed Corp.	71	26,775
Henry Schein, Inc. *	619	45,658
Humana, Inc.	137	23,734
Quest Diagnostics, Inc.	297	58,163
		245,172
Health Care REITs — 1.1%
Healthpeak Properties, Inc.	3,600	59,145
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A *	110	19,330
Hotels, Restaurants & Leisure — 3.8%
Chipotle Mexican Grill, Inc., Class A *	247	7,899
Darden Restaurants, Inc.	180	35,364
DoorDash, Inc., Class A *	66	9,831
Expedia Group, Inc.	92	21,279
Flutter Entertainment plc *	39	3,977
Hilton Worldwide Holdings, Inc.	179	54,390
Planet Fitness, Inc., Class A *	85	6,336
Royal Caribbean Cruises Ltd.	179	49,342
Texas Roadhouse, Inc.	57	9,464
Wingstop, Inc. (a)	24	3,653
Wynn Resorts Ltd.	84	8,562
		210,097
Household Durables — 1.0%
Garmin Ltd.	36	8,403
Mohawk Industries, Inc. *	329	32,365
Somnigroup International, Inc.	237	17,510
		58,278
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp.	144	21,609
Insurance — 3.7%
Arch Capital Group Ltd. *	327	31,420
Arthur J Gallagher & Co.	42	9,072
Brown & Brown, Inc.	490	31,932
Hartford Insurance Group, Inc. (The)	369	49,951
Loews Corp.	597	63,700
WR Berkley Corp. (a)	313	20,770
		206,845

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 0.2%
Reddit, Inc., Class A *	102	13,676
IT Services — 2.2%
Cloudflare, Inc., Class A *	170	35,142
Cognizant Technology Solutions Corp., Class A	426	26,161
DigitalOcean Holdings, Inc. *	52	4,458
GoDaddy, Inc., Class A *	237	19,612
MongoDB, Inc., Class A *	42	10,153
Okta, Inc. *	100	7,827
Snowflake, Inc., Class A *	60	8,992
Twilio, Inc., Class A *	92	11,615
		123,960
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	71	8,061
IQVIA Holdings, Inc. *	547	93,265
Mettler-Toledo International, Inc. *	5	6,827
		108,153
Machinery — 4.9%
Dover Corp.	274	57,142
Esab Corp.	87	8,388
Ingersoll Rand, Inc.	573	45,934
ITT, Inc.	328	62,384
Lincoln Electric Holdings, Inc.	138	34,283
Middleby Corp. (The) *	302	40,085
Nordson Corp.	70	18,486
PACCAR, Inc.	69	8,017
		274,719
Media — 1.0%
Omnicom Group, Inc. (a)	742	55,882
Metals & Mining — 0.5%
Alcoa Corp.	140	9,268
Steel Dynamics, Inc.	94	17,047
		26,315
Multi-Utilities — 4.0%
CMS Energy Corp.	777	60,293
NiSource, Inc.	1,357	63,313
Sempra	362	35,184
WEC Energy Group, Inc.	539	62,398
		221,188
Oil, Gas & Consumable Fuels — 6.3%
Cheniere Energy, Inc.	248	70,391
Coterra Energy, Inc.	1,736	61,010
Diamondback Energy, Inc.	295	58,277
EOG Resources, Inc.	101	14,663
EQT Corp.	521	33,156

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Kinder Morgan, Inc.	468	15,691
Marathon Petroleum Corp.	320	78,006
Williams Cos., Inc. (The)	289	21,066
		352,260
Passenger Airlines — 0.6%
Delta Air Lines, Inc.	486	32,301
Pharmaceuticals — 0.5%
Jazz Pharmaceuticals plc *	147	27,807
Professional Services — 0.6%
Broadridge Financial Solutions, Inc.	78	12,785
FTI Consulting, Inc. *	105	18,513
		31,298
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	249	33,671
Residential REITs — 0.9%
AvalonBay Communities, Inc.	249	40,600
Equity LifeStyle Properties, Inc.	121	7,554
		48,154
Retail REITs — 1.5%
Regency Centers Corp.	813	61,502
Simon Property Group, Inc.	117	21,791
		83,293
Semiconductors & Semiconductor Equipment — 2.7%
MKS, Inc.	306	70,340
Monolithic Power Systems, Inc.	17	18,541
ON Semiconductor Corp. *	699	43,257
Rambus, Inc. *	85	7,295
Teradyne, Inc.	48	14,333
		153,766
Software — 2.1%
Datadog, Inc., Class A *	187	22,044
HubSpot, Inc. *	49	11,989
JFrog Ltd. *	185	8,668
Palo Alto Networks, Inc. *	56	9,049
Procore Technologies, Inc. *	157	8,921
Rubrik, Inc., Class A *	106	5,175
Zoom Communications, Inc., Class A *	627	50,442
		116,288
Specialized REITs — 1.7%
Public Storage	209	56,474
SBA Communications Corp.	228	39,305
		95,779

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 3.3%
AutoZone, Inc. *	17	56,510
Burlington Stores, Inc. *	77	25,078
Carvana Co., Class A *	88	27,736
Ross Stores, Inc.	264	57,086
Ulta Beauty, Inc. *	32	16,738
		183,148
Technology Hardware, Storage & Peripherals — 0.6%
Western Digital Corp.	129	34,902
Textiles, Apparel & Luxury Goods — 1.4%
Levi Strauss & Co., Class A (a)	475	8,774
Lululemon Athletica, Inc. *	118	18,140
On Holding AG, Class A (Switzerland) *	296	10,055
Ralph Lauren Corp.	119	41,097
		78,066
Trading Companies & Distributors — 0.5%
Ferguson Enterprises, Inc.	129	30,192
Water Utilities — 0.3%
Essential Utilities, Inc.	392	15,799
Total Common Stocks (Cost $4,196,121)		5,442,505
Short-Term Investments — 4.0%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $153,242)	153,236	153,251
Investment of Cash Collateral from Securities Loaned — 1.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $69,608)	69,608	69,608
Total Short-Term Investments (Cost $222,850)		222,859
Total Investments — 101.3% (Cost $4,418,971)		5,665,364
Liabilities in Excess of Other Assets — (1.3)%		(71,671)
NET ASSETS — 100.0%		5,593,693

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $68,718.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,665,364	$—	$—	$5,665,364

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$87,757	$2,121,669	$2,056,160	$(9)	$(6)	$153,251	153,236	$4,436	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	24,285	415,131	369,808	—	—	69,608	69,608	1,042	—
Total	$112,042	$2,536,800	$2,425,968	$(9)	$(6)	$222,859		$5,478	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.